Investment in Affiliates - Navios Europe I and Navios Europe II (Details) $ in Thousands	2 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended
	Feb. 18, 2015 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013 USD ($)
Investments In And Advances To Affiliates [Line Items]
Voting interest				45.00%
Proceeds from loan facility				$ 70,392	$ 49,764
Investment in affiliates		$ 116,136		116,136			$ 125,062
Equity method investment income/ (loss)		4,229	$ (57,728)	$ (59)	(54,960)
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Ownership percentage									47.50%
Voting interest				50.00%
Number of vessels acquired								10
Estimated maximum potential loss		25,713		$ 25,713			24,147
Investment in affiliates		4,750		4,750			4,750		$ 4,750
Equity method investment income/ (loss)		262	215	514	483
Unamortized difference of investment		3,696		3,696			4,034		$ 6,763
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Loan portion		15,458		15,458			14,944
Interest Receivable		5,505		$ 5,505			4,453
Navios Europe I | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage									47.50%
Voting interest				50.00%
Navios Europe I | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage									5.00%
Voting interest				0.00%
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity								$ 24,100
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I
Investments In And Advances To Affiliates [Line Items]
Loan portion								$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	47.50%
Voting interest	50.00%
Number of vessels acquired						14
Estimated maximum potential loss		41,234		$ 41,234			37,741
Investment in affiliates	$ 6,650	6,650		6,650			6,650
Loan portion		25,375		25,375			24,412
Cash consideration						$ 145,550
Equity method investment income/ (loss)		495	$ 168	963	$ 209
Unamortized difference of investment	$ 9,419	6,540		6,540			7,011
Interest Receivable		9,209		9,209			6,679
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Loan portion		20,662		20,662			$ 20,662
Line of credit facility maximum borrowing capacity		15,003		15,003
Navios Europe II | Junior Loan II
Investments In And Advances To Affiliates [Line Items]
Debt instrument face amount						182,150
Debt instrument fair value						99,147
Navios Europe II | Senior Loans II
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility						131,550
Navios Europe II | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	47.50%
Voting interest	50.00%
Navios Europe II | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	5.00%
Voting interest	0.00%
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity		$ 57,500		$ 57,500		43,500
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II
Investments In And Advances To Affiliates [Line Items]
Loan portion						$ 14,000